Short-term borrowings	12 Months Ended
Mar. 31, 2025
Short-term Borrowings
Short-term borrowings

Note 6 - Short-term borrowings

	As of March 31,
	2025	2024
Short-term borrowings	$6,480	$6,765
Current portion of vehicle loan	24	13
	$6,504	$6,778

In May 2023, the Company amended its revolving credit facility (“Amended Credit Facility”), whereby the total borrowing capacity was increased from INR 160,000 (or approximately $1,870 at the exchange rate in effect on March 31, 2025) to INR 320,000 (or approximately $3,739 at the exchange rate in effect on March 31, 2025), with Kotak Mahindra Bank. The revolving facility is available for the Company’s operational requirements. The funded drawdown amount under the Company’s revolving facility as of March 31, 2025 and March 31, 2024, is $3,586 and $3,802, respectively. The corresponding interest rate at each of these dates was six months Marginal Cost of Funds based Lending Rate plus a margin of 0.80%.

Prior to the Closing Date, WWAC modified the terms of payment owed to Shearman & Sterling LLP, a multinational law firm providing legal consultancy services to WWAC. This resulted in a reduction in the total amount owed by WWAC to Shearman & Sterling LLP from $4,800 of accounts payable to $4,000 promissory note, payable in four equal tranches. Subsequently, the promissory note was amended upon payment of $1,500, wherein the balance $2,500 was promised to be paid in two equal tranches. $2,500 owed to Shearman & Sterling LLP has been disclosed as short-term debt, as ATI has an unconditional obligation to settle it within a period of less than twelve months from March 31, 2025.

After the Closing Date, ATI obtained an insurance policy for its directors and senior officers with $5,000 in coverage. The total premium payable in relation to this was $880 out of which $176 was paid upfront and balance $704 was payable in ten equal monthly instalments of $73. The arrangement represented a financing transaction where the premium payable was deferred. The interest rate under the arrangement was 9.2% per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $30 and the same was recognized as part of the interest expense in the consolidated statement of operations. During the year ended March 31, 2025, the interest expense so recognized was $9. The balance premium payable as of March 31, 2025 is $0.

ATI renewed this insurance policy for its directors and senior officers to cover $5,000 w.e.f. November 6, 2024. The total premium payable in relation to this was $670 out of which $58 was paid upfront and the balance $612 is payable in ten equal monthly instalments of $58. The arrangement represents a financing transaction where the premium payable has been deferred. The interest rate under the arrangement is 7.41% per annum. The cumulative interest payable throughout the tenure under the arrangement amounts to $23 and the same would be recognized as part of the interest expense in the consolidated statement of operations. During the year ended March 31, 2025, the interest expense so recognized was $16. The balance premium payable as at March 31, 2025 is $394.

For additional information on the vehicle loan see Note 8 – Long-term debt.